DRINKER BIDDLE & REATH LLP
One Logan Square
Suite #2000
Philadelphia, PA 19103-6996
(215) 988-2700
Fax (215) 988-2757

February 4, 2016

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Lee Financial Mutual Fund, Inc.
File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

On behalf of Lee Financial Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Registrant’s Prospectuses and Statements of Additional Information, each dated February 1, 2016 do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed electronically on January 28, 2016.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Sincerely yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara, Esquire